Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000002053 | Thrivent Large Cap Growth Fund, Class S_4739422
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000002053 | Thrivent International Equity Fund, Class S_4739421
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000002053 | Thrivent Large Cap Value Fund, Class S_4739425
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002053 | Thrivent Core International Equity Fund_4739429
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002053 | Thrivent Mid Cap Stock Fund, Class S_4739424
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002053 | Thrivent Global Stock Fund, Class S_4739426
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002053 | Thrivent Core Emerging Markets Equity Fund_4739430
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002053 | NVIDIA Corporation_4739208
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002053 | Thrivent Small Cap Stock Fund, Class S_4739423
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002053 | Microsoft Corporation_4739152
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002054 | Thrivent Large Cap Growth Fund, Class S_4739422
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000002054 | Thrivent International Equity Fund, Class S_4739421
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000002054 | Thrivent Large Cap Value Fund, Class S_4739425
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002054 | Thrivent Core International Equity Fund_4739429
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002054 | Thrivent Mid Cap Stock Fund, Class S_4739424
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002054 | Thrivent Global Stock Fund, Class S_4739426
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002054 | Thrivent Core Emerging Markets Equity Fund_4739430
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002054 | NVIDIA Corporation_4739208
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002054 | Thrivent Small Cap Stock Fund, Class S_4739423
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002054 | Microsoft Corporation_4739152
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002055 | Thrivent Core International Equity Fund_4707709
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000002055 | Thrivent Core Emerging Markets Debt Fund_4707708
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002055 | NVIDIA Corporation_4707281
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002055 | Microsoft Corporation_4707141
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002055 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4706014
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000002055 | Apple, Inc._4706084
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000002055 | Amazon.com, Inc._4706031
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000002055 | U.S. Treasury Bonds_4707781
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002055 | Federal National Mortgage Association Conventional 15-Yr. Pass Through_4706013
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002055 | U.S. Treasury Notes_4707790
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002055 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000002055 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000002055 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000002055 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000002055 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002055 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002055 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002055 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002055 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002055 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002055 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000002055 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000002055 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000002055 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000002055 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002056 | Thrivent Core International Equity Fund_4707709
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000002056 | Thrivent Core Emerging Markets Debt Fund_4707708
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002056 | NVIDIA Corporation_4707281
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002056 | Microsoft Corporation_4707141
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002056 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4706014
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000002056 | Apple, Inc._4706084
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000002056 | Amazon.com, Inc._4706031
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000002056 | U.S. Treasury Bonds_4707781
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002056 | Federal National Mortgage Association Conventional 15-Yr. Pass Through_4706013
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002056 | U.S. Treasury Notes_4707790
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002056 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000002056 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000002056 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000002056 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000002056 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002056 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002056 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002056 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002056 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002056 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002056 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000002056 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000002056 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000002056 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000002056 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003642 | Thrivent Core Emerging Markets Equity Fund_4710771
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003642 | NVIDIA Corporation_4710537
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003642 | Microsoft Corporation_4710406
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003642 | Amazon.com, Inc._4709850
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003642 | Apple, Inc._4709875
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003642 | Alphabet, Inc., Class C_4709846
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003642 | Meta Platforms, Inc._4710129
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003642 | Broadcom, Inc._4709947
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003642 | Visa, Inc._4710830
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003642 | JPMorgan Chase & Company_4710295
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003642 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003642 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000003642 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000003642 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000003642 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000003642 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000003642 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000003642 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003642 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003642 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003642 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	78.20%
C000003642 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003642 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000003642 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003644 | Thrivent Core Emerging Markets Equity Fund_4710771
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003644 | NVIDIA Corporation_4710537
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003644 | Microsoft Corporation_4710406
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003644 | Amazon.com, Inc._4709850
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003644 | Apple, Inc._4709875
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003644 | Alphabet, Inc., Class C_4709846
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003644 | Meta Platforms, Inc._4710129
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003644 | Broadcom, Inc._4709947
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003644 | Visa, Inc._4710830
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003644 | JPMorgan Chase & Company_4710295
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003644 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003644 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000003644 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000003644 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000003644 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000003644 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000003644 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000003644 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003644 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003644 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003644 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	78.20%
C000003644 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003644 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000003644 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000088463 | 4742195
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000088463 | 4742194
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000088463 | 4742196
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000088463 | 4742107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000088463 | 4742192
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000088463 | 4742171
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000088463 | 4742112
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088463 | 4742193
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088463 | 4742106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088463 | 4742134
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088463 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088463 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088463 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088463 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088463 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088463 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088463 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088463 | BA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088463 | BAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088463 | A
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088463 | AA
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000088463 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088463 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000088463 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000088463 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000088463 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000088463 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000088463 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000088463 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000088463 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000088464 | 4742195
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000088464 | 4742194
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000088464 | 4742196
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000088464 | 4742107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000088464 | 4742192
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000088464 | 4742171
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000088464 | 4742112
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088464 | 4742193
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088464 | 4742106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088464 | 4742134
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088464 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088464 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088464 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088464 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088464 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088464 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088464 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088464 | BA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088464 | BAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088464 | A
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000088464 | AA
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000088464 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088464 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000088464 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000088464 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000088464 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000088464 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000088464 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000088464 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000088464 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000198645 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198645 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000198645 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198645 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198645 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198645 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198645 | B
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000198645 | BA
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000198645 | BAA
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000198645 | A
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000198645 | AA
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000198645 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000198645 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198645 | Florida
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000198645 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000198645 | Texas
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000198645 | New York
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000198645 | California
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000198645 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000198645 | Minnesota
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000198645 | Utah
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000198645 | Arizona
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000198645 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000198645 | Other States
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000198645 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000198645 | Education
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000198645 | Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000198645 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000198645 | Industrial Development Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000198645 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000198645 | Other Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000198645 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000198645 | Housing Finance
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000198645 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003614 | 4702792
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003614 | 4702845
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003614 | 4702775
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003614 | 4703217
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003614 | 4703220
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003614 | 4703270
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003614 | 4703256
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003614 | 4702695
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003614 | 4702685
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003614 | 4703223
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003614 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003614 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003614 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003614 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003614 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003614 | CAA
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000003614 | B
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000003614 | BA
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000003614 | BAA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003614 | A
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003614 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003614 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003614 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003614 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000003614 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000003614 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003614 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003614 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000003614 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000003614 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000003614 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000003614 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000003614 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000003614 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	93.50%
C000003614 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003614 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000003614 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000003614 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003616 | 4702792
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003616 | 4702845
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003616 | 4702775
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003616 | 4703217
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003616 | 4703220
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003616 | 4703270
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003616 | 4703256
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003616 | 4702695
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003616 | 4702685
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003616 | 4703223
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003616 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003616 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003616 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003616 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003616 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003616 | CAA
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000003616 | B
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000003616 | BA
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000003616 | BAA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003616 | A
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003616 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003616 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003616 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003616 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000003616 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000003616 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003616 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003616 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000003616 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000003616 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000003616 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000003616 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000003616 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000003616 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	93.50%
C000003616 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003616 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000003616 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000003616 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003634 | 4703574
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003634 | 4703861
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003634 | 4703865
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003634 | 4703860
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003634 | 4703818
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003634 | 4703866
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003634 | 4703864
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003634 | 4703571
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003634 | 4703410
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003634 | 4703405
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003634 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003634 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000003634 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003634 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003634 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003634 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003634 | B
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003634 | BA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000003634 | BAA
Holdings [Line Items]
Percent of Net Asset Value	53.10%
C000003634 | A
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000003634 | AA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003634 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003634 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003634 | Financials
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000003634 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003634 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003634 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000003634 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003634 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000003634 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003634 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000003634 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000003634 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003634 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000003634 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003634 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000003636 | 4703574
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003636 | 4703861
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003636 | 4703865
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003636 | 4703860
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003636 | 4703818
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003636 | 4703866
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003636 | 4703864
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003636 | 4703571
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003636 | 4703410
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003636 | 4703405
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003636 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003636 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000003636 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003636 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003636 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003636 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003636 | B
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003636 | BA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000003636 | BAA
Holdings [Line Items]
Percent of Net Asset Value	53.10%
C000003636 | A
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000003636 | AA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003636 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003636 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003636 | Financials
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000003636 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003636 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003636 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000003636 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003636 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000003636 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003636 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000003636 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000003636 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003636 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000003636 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003636 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000058555 | 4740127
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000058555 | 4740548
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000058555 | 4740360
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000058555 | 4739735
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000058555 | 4740129
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000058555 | 4740130
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000058555 | 4740087
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000058555 | 4740184
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000058555 | 4740607
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000058555 | 4739723
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000058555 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000058555 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000058555 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000058555 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000058555 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000058555 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000058555 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000058555 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000058555 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000058555 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000058555 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000058555 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000058555 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000058555 | France
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000058555 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000058555 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000058555 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000058555 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000058555 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000058555 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000058555 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000058555 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000058555 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000058555 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000058556 | 4740127
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000058556 | 4740548
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000058556 | 4740360
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000058556 | 4739735
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000058556 | 4740129
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000058556 | 4740130
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000058556 | 4740087
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000058556 | 4740184
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000058556 | 4740607
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000058556 | 4739723
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000058556 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000058556 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000058556 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000058556 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000058556 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000058556 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000058556 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000058556 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000058556 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000058556 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000058556 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000058556 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000058556 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000058556 | France
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000058556 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000058556 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000058556 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000058556 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000058556 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000058556 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000058556 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000058556 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000058556 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000058556 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000003637 | NVIDIA Corporation_4705901
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000003637 | Microsoft Corporation_4705899
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000003637 | Amazon.com, Inc._4705881
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000003637 | Apple, Inc._4705885
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000003637 | Meta Platforms, Inc._4705892
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003637 | Broadcom, Inc._4705887
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003637 | Alphabet, Inc., Class C_4705879
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003637 | Visa, Inc._4705912
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003637 | Alphabet, Inc., Class A_4705880
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003637 | Tesla, Inc._4705910
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003637 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000003637 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000003637 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000003637 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000003637 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003637 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003637 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003637 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003637 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000003637 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000003639 | NVIDIA Corporation_4705901
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000003639 | Microsoft Corporation_4705899
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000003639 | Amazon.com, Inc._4705881
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000003639 | Apple, Inc._4705885
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000003639 | Meta Platforms, Inc._4705892
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003639 | Broadcom, Inc._4705887
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003639 | Alphabet, Inc., Class C_4705879
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003639 | Visa, Inc._4705912
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003639 | Alphabet, Inc., Class A_4705880
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003639 | Tesla, Inc._4705910
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003639 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000003639 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000003639 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000003639 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000003639 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003639 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003639 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003639 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003639 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000003639 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000003645 | Wells Fargo & Company_4711123
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003645 | Microsoft Corporation_4711104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003645 | Bank of America Corporation_4711052
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003645 | Exxon Mobil Corporation_4711078
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003645 | Johnson & Johnson_4711093
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003645 | Alphabet, Inc., Class C_4711046
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003645 | Capital One Financial Corporation_4711060
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003645 | Samsung Electronics Company, Ltd._4711107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003645 | JPMorgan Chase & Company_4711091
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003645 | Qualcomm, Inc._4711108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003645 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000003645 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000003645 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003645 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003645 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000003645 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000003645 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003645 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003645 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003645 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000003645 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000003645 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003647 | Wells Fargo & Company_4711123
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003647 | Microsoft Corporation_4711104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003647 | Bank of America Corporation_4711052
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003647 | Exxon Mobil Corporation_4711078
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003647 | Johnson & Johnson_4711093
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003647 | Alphabet, Inc., Class C_4711046
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003647 | Capital One Financial Corporation_4711060
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003647 | Samsung Electronics Company, Ltd._4711107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003647 | JPMorgan Chase & Company_4711091
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003647 | Qualcomm, Inc._4711108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003647 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000003647 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000003647 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003647 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003647 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000003647 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000003647 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003647 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003647 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003647 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000003647 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000003647 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000217755 | Howmet Aerospace, Inc._4743266
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000217755 | Axon Enterprise, Inc._4743247
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000217755 | BWX Technologies, Inc._4743248
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000217755 | Amphenol Corporation_4743242
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000217755 | nVent Electric plc_4743306
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000217755 | DoorDash, Inc._4743255
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000217755 | Vistra Energy Corporation_4743300
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217755 | Hilton Worldwide Holdings, Inc._4743264
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217755 | Arista Networks, Inc._4743246
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217755 | Guidewire Software, Inc._4743262
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217755 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000217755 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000217755 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000217755 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000217755 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000217755 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000217755 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217755 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217755 | U.S. Unaffiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000217755 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000217755 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000217755 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000217755 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003596 | Steel Dynamics, Inc._4713260
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003596 | Trimble, Inc._4713263
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003596 | Garmin, Ltd._4713274
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003596 | Rockwell Automation, Inc._4713256
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003596 | Arch Capital Group, Ltd._4713271
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003596 | Expand Energy Corporation_4713223
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003596 | First Industrial Realty Trust, Inc._4713233
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003596 | Mettler-Toledo International, Inc._4713241
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003596 | M&T Bank Corporation_4713239
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003596 | Datadog, Inc._4713225
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003596 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000003596 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000003596 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000003596 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000003596 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000003596 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003596 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000003596 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000003596 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003596 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003596 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000003596 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003598 | Steel Dynamics, Inc._4713260
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003598 | Trimble, Inc._4713263
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003598 | Garmin, Ltd._4713274
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003598 | Rockwell Automation, Inc._4713256
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003598 | Arch Capital Group, Ltd._4713271
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003598 | Expand Energy Corporation_4713223
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003598 | First Industrial Realty Trust, Inc._4713233
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003598 | Mettler-Toledo International, Inc._4713241
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003598 | M&T Bank Corporation_4713239
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003598 | Datadog, Inc._4713225
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003598 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000003598 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000003598 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000003598 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000003598 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000003598 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003598 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000003598 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000003598 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003598 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003598 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000003598 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217756 | U.S. Bancorp_4743379
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000217756 | M&T Bank Corporation_4743359
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000217756 | Hexcel Corporation_4743347
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000217756 | Crown Holdings, Inc._4743330
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000217756 | Flowserve Corporation_4743341
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000217756 | MKS, Inc._4743360
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217756 | Unilever plc ADR_4743380
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217756 | MSC Industrial Direct Company, Inc._4743361
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217756 | Sysco Corporation_4743375
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217756 | General Dynamics Corporation_4743343
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000217756 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000217756 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000217756 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000217756 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000217756 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000217756 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000217756 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000217756 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000217756 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000217756 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000217756 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000217756 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003599 | Thrivent Large Cap Growth Fund, Class S_4735685
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000003599 | Thrivent Large Cap Value Fund, Class S_4735691
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000003599 | Thrivent International Equity Fund, Class S_4735684
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000003599 | Thrivent Income Fund, Class S_4735687
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003599 | Thrivent Global Stock Fund, Class S_4735692
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003599 | Thrivent Mid Cap Stock Fund, Class S_4735689
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003599 | Thrivent Short-Term Bond Fund, Class S_4735686
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003599 | Thrivent Core Emerging Markets Debt Fund_4735695
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003599 | NVIDIA Corporation_4735192
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003599 | Microsoft Corporation_4735045
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003600 | Thrivent Large Cap Growth Fund, Class S_4735685
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000003600 | Thrivent Large Cap Value Fund, Class S_4735691
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000003600 | Thrivent International Equity Fund, Class S_4735684
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000003600 | Thrivent Income Fund, Class S_4735687
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003600 | Thrivent Global Stock Fund, Class S_4735692
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003600 | Thrivent Mid Cap Stock Fund, Class S_4735689
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003600 | Thrivent Short-Term Bond Fund, Class S_4735686
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003600 | Thrivent Core Emerging Markets Debt Fund_4735695
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003600 | NVIDIA Corporation_4735192
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003600 | Microsoft Corporation_4735045
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003601 | Thrivent Large Cap Growth Fund, Class S_4738114
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000003601 | Thrivent Large Cap Value Fund, Class S_4738120
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000003601 | Thrivent International Equity Fund, Class S_4738113
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003601 | Thrivent Global Stock Fund, Class S_4738121
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000003601 | Thrivent Mid Cap Stock Fund, Class S_4738118
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003601 | Thrivent Core International Equity Fund_4738125
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003601 | Thrivent Core Emerging Markets Equity Fund_4738126
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003601 | NVIDIA Corporation_4737625
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003601 | Thrivent Small Cap Stock Fund, Class S_4738117
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003601 | Thrivent Income Fund, Class S_4738116
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003602 | Thrivent Large Cap Growth Fund, Class S_4738114
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000003602 | Thrivent Large Cap Value Fund, Class S_4738120
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000003602 | Thrivent International Equity Fund, Class S_4738113
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003602 | Thrivent Global Stock Fund, Class S_4738121
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000003602 | Thrivent Mid Cap Stock Fund, Class S_4738118
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003602 | Thrivent Core International Equity Fund_4738125
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003602 | Thrivent Core Emerging Markets Equity Fund_4738126
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003602 | NVIDIA Corporation_4737625
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003602 | Thrivent Small Cap Stock Fund, Class S_4738117
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003602 | Thrivent Income Fund, Class S_4738116
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003603 | Thrivent Large Cap Value Fund, Class S_4733255
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000003603 | Thrivent Large Cap Growth Fund, Class S_4733249
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000003603 | Thrivent Income Fund, Class S_4733251
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003603 | Thrivent Short-Term Bond Fund, Class S_4733250
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003603 | Thrivent Core Emerging Markets Debt Fund_4733259
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003603 | Thrivent International Equity Fund, Class S_4733248
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003603 | U.S. Treasury Notes_4733365
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003603 | Thrivent High Yield Fund, Class S_4733254
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003603 | Thrivent Core International Equity Fund_4733260
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003603 | Thrivent Mid Cap Stock Fund, Class S_4733253
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003604 | Thrivent Large Cap Value Fund, Class S_4733255
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000003604 | Thrivent Large Cap Growth Fund, Class S_4733249
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000003604 | Thrivent Income Fund, Class S_4733251
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003604 | Thrivent Short-Term Bond Fund, Class S_4733250
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003604 | Thrivent Core Emerging Markets Debt Fund_4733259
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003604 | Thrivent International Equity Fund, Class S_4733248
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003604 | U.S. Treasury Notes_4733365
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003604 | Thrivent High Yield Fund, Class S_4733254
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003604 | Thrivent Core International Equity Fund_4733260
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003604 | Thrivent Mid Cap Stock Fund, Class S_4733253
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003605 | U.S. Government Agency Debt (if categorized as coupon-paying notes)
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000003605 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000003605 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000003605 | U.S. Treasury Repurchase Agreement, if collateralized only by U.S. Treasuries (including Strips) and cash
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000003605 | U.S. Government Agency Debt (if categorized as no-coupon discount notes)
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000003607 | U.S. Government Agency Debt (if categorized as coupon-paying notes)
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000003607 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000003607 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000003607 | U.S. Treasury Repurchase Agreement, if collateralized only by U.S. Treasuries (including Strips) and cash
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000003607 | U.S. Government Agency Debt (if categorized as no-coupon discount notes)
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000002058 | 4709586
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000002058 | 4709654
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002058 | 4708630
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000002058 | 4709648
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002058 | 4708081
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002058 | 4709653
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002058 | 4708903
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002058 | 4709651
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002058 | 4708082
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000002058 | 4709658
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000002058 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002058 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000002058 | D
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002058 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002058 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002058 | CAA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002058 | B
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000002058 | BA
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000002058 | BAA
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000002058 | A
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000002058 | AA
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000002058 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002058 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000002058 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000002058 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000002058 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000002058 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000002058 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000002058 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000002058 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002058 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002058 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002058 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002058 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	82.70%
C000002058 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002058 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000002058 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002058 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002059 | 4709586
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000002059 | 4709654
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002059 | 4708630
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000002059 | 4709648
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002059 | 4708081
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002059 | 4709653
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002059 | 4708903
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002059 | 4709651
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002059 | 4708082
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000002059 | 4709658
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000002059 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002059 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000002059 | D
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002059 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002059 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002059 | CAA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002059 | B
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000002059 | BA
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000002059 | BAA
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000002059 | A
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000002059 | AA
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000002059 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002059 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000002059 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000002059 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000002059 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000002059 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000002059 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000002059 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000002059 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002059 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002059 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002059 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002059 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	82.70%
C000002059 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002059 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000002059 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002059 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003608 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003608 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003608 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003608 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003608 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003608 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003608 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003608 | BA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003608 | BAA
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000003608 | A
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000003608 | AA
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000003608 | AAA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003608 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003608 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003608 | Texas
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000003608 | New York
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000003608 | California
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000003608 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000003608 | Minnesota
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003608 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003608 | Other States
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000003608 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003608 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003608 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003608 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000003608 | Education
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000003608 | Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003608 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000003608 | Industrial Development Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003608 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000003608 | Other Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003608 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003608 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000003608 | Escrowed/Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003610 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003610 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003610 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003610 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003610 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003610 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003610 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003610 | BA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003610 | BAA
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000003610 | A
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000003610 | AA
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000003610 | AAA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003610 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003610 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003610 | Texas
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000003610 | New York
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000003610 | California
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000003610 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000003610 | Minnesota
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003610 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003610 | Other States
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000003610 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003610 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003610 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003610 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000003610 | Education
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000003610 | Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003610 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000003610 | Industrial Development Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003610 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000003610 | Other Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003610 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003610 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000003610 | Escrowed/Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003648 | 4704458
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003648 | 4704459
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003648 | 4703932
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003648 | 4704460
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003648 | 4703968
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003648 | 4703970
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003648 | 4704344
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003648 | 4704318
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003648 | 4704441
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003648 | 4704088
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003648 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003648 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000003648 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003648 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003648 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003648 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003648 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003648 | BA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003648 | BAA
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000003648 | A
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000003648 | AA
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000003648 | AAA
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000003648 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000003648 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000003648 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000003648 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000003648 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000003648 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003648 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003648 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003648 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003648 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003648 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003648 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000003648 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003648 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003650 | 4704458
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003650 | 4704459
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003650 | 4703932
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003650 | 4704460
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003650 | 4703968
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003650 | 4703970
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003650 | 4704344
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003650 | 4704318
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003650 | 4704441
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003650 | 4704088
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003650 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003650 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000003650 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003650 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003650 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003650 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003650 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003650 | BA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003650 | BAA
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000003650 | A
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000003650 | AA
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000003650 | AAA
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000003650 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000003650 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000003650 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000003650 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000003650 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000003650 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003650 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003650 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003650 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003650 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003650 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003650 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000003650 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003650 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000198646 | BWX Technologies, Inc._4742793
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000198646 | EnPro, Inc._4742813
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000198646 | Installed Building Products, Inc._4742826
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000198646 | RBC Bearings, Inc._4742843
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000198646 | Onto Innovation, Inc._4742839
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198646 | JFrog, Ltd._4742865
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198646 | Huron Consulting Group, Inc._4742824
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198646 | Agilysys, Inc._4742790
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198646 | Fabrinet_4742862
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000198646 | Triumph Financial, Inc._4742851
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000198646 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000198646 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000198646 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000198646 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000198646 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000198646 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000198646 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000198646 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000198646 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000198646 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000198646 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000198646 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003627 | Pegasystems, Inc._4714029
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003627 | BWX Technologies, Inc._4713988
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003627 | Helios Technologies, Inc._4714008
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003627 | iShares Semiconductor ETF_4714012
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003627 | Fabrinet_4714059
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003627 | TTM Technologies, Inc._4714040
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003627 | Crane NXT Company_4713997
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003627 | Barrett Business Services, Inc._4713989
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003627 | JFrog, Ltd._4714063
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003627 | Old Republic International Corporation_4714026
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003627 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000003627 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000003627 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000003627 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000003627 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000003627 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003627 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000003627 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003627 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003627 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003627 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000003627 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003627 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003629 | Pegasystems, Inc._4714029
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003629 | BWX Technologies, Inc._4713988
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003629 | Helios Technologies, Inc._4714008
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003629 | iShares Semiconductor ETF_4714012
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003629 | Fabrinet_4714059
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003629 | TTM Technologies, Inc._4714040
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003629 | Crane NXT Company_4713997
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003629 | Barrett Business Services, Inc._4713989
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003629 | JFrog, Ltd._4714063
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003629 | Old Republic International Corporation_4714026
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003629 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000003629 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000003629 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000003629 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000003629 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000003629 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003629 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000003629 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003629 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003629 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003629 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000003629 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003629 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%